Dividend per ordinary share - Additional information (Details) - EUR (€) € / shares in Units, € in Millions	1 Months Ended			12 Months Ended
	Aug. 31, 2019	May 31, 2019	Aug. 31, 2018	Dec. 31, 2020
Disclosure Dividend Per Ordinary Share [line items]
Withholding tax on dividends paid, ordinary shares				15.00%
Dividends paid	€ 935	€ 1,714	€ 934	€ 468
Dividend per ordinary share paid	€ 0.24	€ 0.44	€ 0.24	€ 0.12
Percent of adjusted net profit				15.00%